Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2024
Information about Changes in Fair Value of Level 3 Assets Pertaining to Instruments Carried at Fair Value
The following table summarizes certain additional information about changes in the fair value
of Level 3 assets pertaining to instruments carried at fair value for the fiscal years ended March 31, 2023 and March 31, 2024:

Particulars	As of March 31, 2023
	(In millions)
Beginning balance at April 1, 2022	Rs.	143,894.7
Total gains or losses (realized/ unrealized)
— Included in net income		—
— Included in other comprehensive income		(2,776.3)
Purchases/additions		110,969.4
Sales		—
Issuances		—
Settlements		(103,652.2)
Transfers into Level 3		—
Transfers out of Level 3		—
Foreign currency translation adjustment		—

Ending balance at March 31, 2023	Rs.	148,435.6

Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	Rs	—

Change in unrealized gains/ losses for the period included in other comprehensive income for assets held at the end of the reporting period	Rs	(1,867.6)

Particulars	As of March 31, 2024
	(In millions)
Beginning balance at April 1, 2023	Rs.	148,435.6
Total gains or losses (realized/unrealized)
— Included in net income		614.5
— Included in other comprehensive income		1,531.8
Purchases/additions		113,003.2
Sales		(619.8)
Issuances		—
Settlements		(101,447.7)
Transfers into Level 3		—
Transfers out of Level 3		(652.6)
Foreign currency translation adjustment		—

Ending balance at March 31, 2024	Rs.	160,865.0

Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	Rs	650.2

Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	Rs	1,196.9

Investments
Fair Value Measured on Recurring Basis
The following table summarizes investments measured at fair value on a recurring basis
as of March 31, 2023, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)

			(In millions)
Trading account securities	Rs.	135,831.1	Rs.	184.1	Rs.	135,647.0	Rs.	—
Securities available-for-sale		4,878,844.0		507,504.1		4,222,904.3		148,435.6
Equity securities ( * )		19,462.6		3,313.7		16,148.9		—

Total	Rs.	5,034,137.7	Rs.	511,001.9	Rs.	4,374,700.2	Rs.	148,435.6

(*)	Equity securities classified within other assets.
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis as of March 31, 2024, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)

			(In millions)
Assets
Trading account securities	Rs.	461,245.3	Rs.	290,951.1	Rs.	148,296.2	Rs.	21,998.0
Securities available-for-sale		8,295,487.1		548,944.7		7,608,007.7		138,534.7
Equity securities ( * )		71,449.1		24,545.8		46,571.0		332.3
Separate Account Assets		955,416.3		808,309.4		147,106.9		—
Total	Rs.	9,783,597.8	Rs.	1,672,751.0	Rs.	7,949,981.8	Rs.	160,865.0
Total	US$	117,393.8	US$	20,071.4	US$	95,392.2	US$	1,930.2
Liabilities
Liabilities on policies in force		237.2		—		237.2		—

Total	Rs.	237.2	Rs.	—	Rs.	237.2	Rs.	—

Total	US$	2.8	US$	—	US$	2.8	US$	—

(*)	Equity securities classified within other assets.

Derivative
Fair Value Measured on Recurring Basis
The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2023, segregated by the level of valuation inputs within the fair value hierarchy
:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)

	(In millions)
Derivative assets	Rs.	121,749.4	Rs.	—	Rs.	121,749.4	Rs.	—
Derivative liabilities	Rs.	98,783.5	Rs.	—	Rs.	98,783.5	Rs.	—
The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2024, segregated by the level of valuation inputs within the fair value hierarchy:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)

	(In millions)
Derivative assets	Rs.	109,038.5	Rs.	—	Rs.	109,038.5	Rs.	—
Derivative liabilities	Rs.	109,409.9	Rs.	—	Rs.	109,409.9	Rs.	—